Note 7 - Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]
	December 31,
	2023	2022
Prepaid professional costs	382,524	-
Prepaid software licenses	35,252	36,424
Prepaid insurance costs	48,305	16,746
Trade show advances	29,964	18,707
Prepaid rent	67,119	27,043
Prepaid office and other costs	-	38,772
Total prepaid expenses	$563,164	$137,692